DUE TO RELATED PARTY	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Due To Related Party
NOTE 3 - DUE TO RELATED PARTY	The Company has received $48,092 (November 30, 2011 - $36,238) as a loan from a shareholder of the Company. The loan is unsecured, payable on demand and bears no interest.	The Company has received $36,238 (November 30, 2010 - $36,238) as a loan from a shareholder of the Company. The loan is unsecured, payable on demand and bears no interest.